INCOME TAXES - Income Tax Provision (Benefit) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
U.S.					$ 1.5	$ 2.3	$ 3.4
Non-U.S					36.5	60.0	36.3
Total current expense					38.0	62.3	39.7
Deferred
U.S					(37.1)	(7.0)	14.2
Non-U.S					8.3	(22.6)	(39.5)
Total deferred tax benefit					(28.8)	(29.6)	(25.3)
Income tax provision	$ 19.2	$ 7.1	$ 7.0	$ 23.9	$ 9.2	$ 32.7	$ 14.4